Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Liabilities
Warrant liability	$ 0	$ 722,966
Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	1,452,950	2,526,870
Warrant liability	131,896	722,966
Total liabilities	1,584,846	3,249,836
Level 2 [member] | Recurring Fair Value Measurement [member]
Liabilities
Warrant liability	131,896	722,966
Total liabilities	131,896	722,966
Level 3 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	1,452,950	2,526,870
Total liabilities	$ 1,452,950	$ 2,526,870